OPERATING EXPENSES - Cost of equipment and handsets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of equipment and handsets
Inventory balance at the beginning of the year	$ (6,698)	$ (11,690)	$ (13,789)
Plus:
Purchases	(37,733)	(38,479)	(34,500)
Others	2,953	2,640	3,868
Less:
Inventory balance at the end of the year	6,938	6,698	11,690
Cost of equipment and handsets	$ (34,540)	$ (40,831)	$ (32,731)